Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract assets, net of current expected credit losses	$ 1	$ 1	$ 1
Change In Contract With Customer, Liability [Roll Forward]
Deferred revenue, beginning of period	132	132
Cash received but not yet recognized in revenue	72	132
Revenue recognized from prior period deferral	(132)	(132)
Deferred revenue, end of period	72	132
Deferred revenue-affiliate, beginning of period	5	2
Cash received but not yet recognized in revenue	5	5
Revenue recognized from prior period deferral	(5)	(2)
Deferred revenue-affiliate, end of period	$ 5	$ 5